Taxes - Summary of Equity and Other Comprehensive Income (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss [abstract]
Remeasurements of defined benefits pension plans	kr (147)	kr (251)	kr (2,093)
Revaluation of credit risk on borrowings	117	137	(212)
Cash flow hedge reserve	652	(380)	(671)
Non-controlling interests	2		(4)
Total	kr 624	kr (494)	kr (2,980)